Investments in Local Limited Partnerships (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments in Local Limited Partnerships

The following is a summary of the equity method activity of the investments in the Local Limited Partnerships for the periods presented:

	For The Years Ended March 31,
	2013	2012	2011

Investments per balance sheet, beginning of year	$629,335	$606,786	$697,775
Impairment loss	-	-	(87,338)
Equity in income (losses) of Local Limited Partnerships	38,184	37,676	20,687
Amortization of paid acquisition fees and costs	(7,200)	(7,200)	(7,200)
Distributions received from Local Limited Partnerships	(9,851)	(7,927)	(17,138)

Investment per balance sheet, end of year	$650,468	$629,335	$606,786
	For the Years Ended March 31,
	2013	2012	2011

Investments in Local Limited Partnerships, net	$547,889	$519,556	$489,807
Acquisition fees and costs, net of accumulated amortization of $34,200, $27,000 and$19,800	102,579	109,779	116,979

Investments per balance sheet, end of period	$650,468	$629,335	$606,786

Schedule of Combined Condensed Balance Sheets

COMBINED CONDENSED BALANCE SHEETS

	2012	2011	2010
ASSETS
Buildings and improvements (net of accumulated depreciation for 2012, 2011 and 2010 of $13,626,000, $12,975,000, and$12,432,000, respectively)	$15,298,000	$16,371,000	$19,188,000
Land	2,203,000	2,210,000	2,240,000
Other assets	2,961,000	2,923,000	2,954,000
Total assets	$20,462,000	$21,504,000	$24,382,000

LIABILITIES
Mortgage and construction loans payable	$13,716,000	$14,812,000	$14,742,000
Due to affiliates	1,450,000	1,049,000	872,000
Other liabilities	875,000	629,000	1,674,000

Total liabilities	16,041,000	16,490,000	17,288,000

PARTNERS’ CAPITAL
WNC Housing Tax Credit Fund V, L.P., Series 4	1,278,000	1,875,000	2,686,000
Other partners	3,143,000	3,139,000	4,408,000
Total partners’ equity	4,421,000	5,014,000	7,094,000
Total liabilities and partners’ equity	$20,462,000	$21,504,000	$24,382,000

Schedule of Combined Condensed Statements of Operations

COMBINED CONDENSED STATEMENTS OF OPERATIONS

	2012	2011	2010

Revenues	$3,443,000	$3,366,000	$3,481,000

Expenses:
Operating expenses	2,439,000	2,288,000	2,452,000
Interest expense	575,000	601,000	616,000
Depreciation and amortization	930,000	933,000	987,000

Total expenses	3,944,000	3,822,000	4,055,000

Net loss	$(501,000)	$(456,000)	$(574,000)

Net loss allocable to the Partnership	$(537,000)	$(489,000)	$(604,000)

Net income (loss) recorded by the Partnership	$38,000	$38,000	$21,000